Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	FAIR VALUE MEASUREMENTS
The following table presents the Plan’s assets measured at fair value on a recurring basis and the basis for that measurement according to the levels in the fair value hierarchy in Accounting Standards Codification Topic 820, “Fair Value Measurement.”

	December 31, 2025		December 31, 2024
in millions	Total	Level 1	Total	Level 1
Mutual Funds	$380.1	$380.1	$333.3	$333.3
Common Stock Fund	21.2	21.2	24.4	24.4
Collective Trusts	790.8	790.8	705.0	705.0
	$1,192.1	$1,192.1	$1,062.7	$1,062.7
The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources, while unobservable inputs reflect a reporting entity’s pricing based upon its own market assumptions.
The following is a description of the valuation methodologies used for assets measured at fair value:
Mutual Funds — Shares of mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Common Stock Fund — The Common Stock Fund is valued at the quoted market price of shares held by the Plan on the last business day of the Plan year plus any uninvested cash holdings.
Collective Trusts — The collective trusts are valued at the NAV of the units held by the Plan, which is based on the daily closing price of the funds as reported by the collective trust and available for participants to transact on. The daily closing price of the funds is readily determinable and based on the quoted market prices of the underlying assets held in the collective trusts. The collective trusts held by the Plan are deemed to be actively traded.
The preceding methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain investment securities could result in a different fair value measurement at the reporting date and it is, therefore, at least reasonably possible that these differences could materially affect the amounts reported in the Statements of Net Assets Available for Benefits.